Disaggregation of Revenue	12 Months Ended
Dec. 31, 2025
Disaggregation of Revenue [Abstract]
Disaggregation of revenue
16.	Disaggregation of revenue

The Company disaggregates its revenue by product types, as the Company believes this disaggregation best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors.

	Years Ended December 31,
	2025	2024	2023
Revenue by product types:
Aluminium alloy	$19,760,980	$15,540,135	$20,740,290
Copper alloy ingots	45,057,703	32,843,096	17,776,581
Brass alloy ingots	994,205	4,259,192	2,753,613
Slag	9,851	821,362	-
Total revenue	$65,822,739	$53,463,785	$41,270,484

	Years Ended December 31,
	2025	2024	2023
Revenue by geographic area:
Philippines	$9,851	$5,639,613	$2,829,236
China	65,812,888	47,824,172	38,441,248
Total revenue	$65,822,739	$53,463,785	$41,270,484